LEASE - Changes in lease liabilities (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Lease Liabilities
Beginning balance	R$ 5,893,194	R$ 5,191,760
Additions	483,547	964,519
Write-offs		(5,982)
Payments	(499,372)	(1,012,137)
Accrual of financial charges	295,067	560,619
Exchange rate variation	(176,291)	194,415
Ending balance	5,996,145	5,893,194
Current	625,680	623,282
Non-current	5,370,465	5,269,912
Leased Land | Biological assets
Lease Liabilities
Capitalized interest	R$ 84,470	R$ 132,685